OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 18 – OTHER LIABILITIES

	As of December 31,
Current	2021	2020
Deferred revenues on prepaid credit	1,722	1,678
Deferred revenues on connection fees and international capacity leases	966	617
Compensation for directors and members of the Supervisory Committee	—	22
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	—	5
Other	367	790
	3,055	3,112
Non-current
Deferred revenues on connection fees and international capacity leases	595	604
Pension benefits (Note 3.m)	647	637
Other	8	504
	1,250	1,745
Total other liabilities	4,305	4,857

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2021	2020
At the beginning of the year	637	673
Service cost (*)	31	54
Interest cost (**)	225	356
Actuarial results (***)	35	(204)
Uses (Includes RECPAM)	(281)	(242)
At the end of the year	647	637

(*)      Included in Employee benefit expenses and severance payments.

(**)     Included in Other Financial expenses, net.

(***)    Included in Other comprehensive income (loss).